Leases - The Group as a Lessee (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets
Right-of-use
(“ROU”) assets
:

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	22,832	21,977
Additions	2,754	1,578
Expiration of leases	(1,696)	(630)
Acquisition of subsidiaries (Note 28(c))	1,003	—
Currency revaluation adjustments	(35)	(93)

End of financial year	24,858	22,832

Accumulated amortisation
Beginning of financial year	6,797	3,131
Depreciation charge	4,330	3,959
Impairment	8	402
Expiration of leases	(1,696)	(630)
Currency revaluation adjustments	— *	(65)

End of financial year	9,439	6,797

Net book value	15,419	16,035

Lease liabilities:

	2021	2020
	$’000	$’000
Current	4,439	3,686
Non-current	12,452	13,567

	16,891	17,253

	2021	2020	2019
	$’000	$’000	$’000
Interest expense on lease liabilities	742	727	598

	2021	2020	2019
	$’000	$’000	$’000
Short-term lease expense	94	68	944
Low-value lease expense	61	28	60

Total	155	96	1,004